LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.11%
INVESTMENT COMPANIES–95.11%
Equity Funds–38.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	8,061,344	$131,480,522
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,036,363	57,857,229
		189,337,751
Fixed Income Fund–24.66%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,635,495	120,404,098
		120,404,098
International Equity Funds–31.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,874,669	47,888,749
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	10,312,062	$106,781,403
		154,670,152
Total Affiliated Investments (Cost $363,225,564)		464,412,001

UNAFFILIATED INVESTMENT–4.93%
INVESTMENT COMPANY–4.93%
Fixed Income Fund–4.93%
Schwab US TIPS ETF	893,124	24,069,692
Total Unaffiliated Investment (Cost $23,245,709)		24,069,692

TOTAL INVESTMENTS–100.04% (Cost $386,471,273)	488,481,693
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(175,882)
NET ASSETS APPLICABLE TO 35,464,931 SHARES OUTSTANDING–100.00%	$488,305,811

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderately Aggressive Allocation Fund–1

LVIP Structured Moderately Aggressive Allocation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.11%@
Equity Funds-38.77%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$118,381,590	$14,029,382	$12,730,381	$1,235,953	$10,563,978	$131,480,522	8,061,344	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	54,522,524	6,375,994	9,536,961	1,119,904	5,375,768	57,857,229	4,036,363	—	—
Fixed Income Fund-24.66%@
✧✧LVIP SSGA Bond Index Fund	113,658,716	10,849,502	10,610,508	(1,279,565)	7,785,953	120,404,098	11,635,495	—	—
International Equity Funds-31.68%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	44,988,187	598,773	8,989,737	546,642	10,744,884	47,888,749	4,874,669	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	100,296,418	1,317,301	21,092,054	2,721,427	23,538,311	106,781,403	10,312,062	—	—
Total	$431,847,435	$33,170,952	$62,959,641	$4,344,361	$58,008,894	$464,412,001		$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Structured Moderately Aggressive Allocation Fund–2